OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530


                      	Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28

Date of reporting period:  November 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


 Pioneer Select Value Fund
         Schedule of Investments  11/30/05 (unaudited)

Shares                                                              Value
         COMMON STOCKS - 102.9 %
         Energy - 5.1 %
         Integrated Oil & Gas - 5.1 %
   660   Occidental Petroleum Corp.                              $  52,338
         Total Energy                                            $  52,338
         Materials - 10.7 %
         Diversified Chemical - 2.2 %
   400   Ashland, Inc.                                           $  22,300
         Diversified Metals & Mining - 4.9 %
   974   Freeport-McMoRan Copper & Gold, Inc. (Class B)          $  50,755
         Metal & Glass Containers - 3.6 %
   900   Ball Corp.                                              $  37,098
         Total Materials                                         $ 110,153
         Capital Goods - 4.9 %
         Industrial Conglomerates - 4.9 %
 1,780   Tyco International, Ltd.                                $  50,766
         Total Capital Goods                                     $  50,766
         Media - 13.0 %
         Advertising - 4.0 %
 4,377   The Interpublic Group of Companies, Inc. *              $  40,794
         Broadcasting & Cable Television - 4.7 %
 1,500   Clear Channel Communications, Inc.                      $  48,840
         Movies & Entertainment - 4.3 %
 1,341   Viacom, Inc. (Class B)                                  $  44,789
         Total Media                                             $ 134,423
         Retailing - 7.7 %
         Apparel Retail - 5.0 %
 2,375   Foot Locker, Inc.                                       $  51,823
         Internet Retail - 2.7 %
 1,100   Expedia, Inc. *                                         $  27,269
         Total Retailing                                         $  79,092
         Food & Drug Retailing - 4.2 %
         Food Retail - 4.2 %
 1,880   Safeway, Inc.                                           $  43,710
         Total Food & Drug Retailing                             $  43,710
         Health Care Equipment & Services - 8.3 %
         Health Care Equipment - 4.1 %
 1,600   Boston Scientific Corp. *                               $  42,368
         Health Care Facilities - 4.2 %
 5,500   Tenet Healthcare Corp. *                                $  43,010
         Total Health Care Equipment & Services                  $  85,378
         Pharmaceuticals & Biotechnology - 2.1 %
         Pharmaceuticals - 2.1 %
   513   Wyeth                                                   $  21,320
         Total Pharmaceuticals & Biotechnology                   $  21,320
         Banks - 3.2 %
         Thrifts & Mortgage Finance - 3.2 %
   801   The PMI Group, Inc.                                     $  32,521
         Total Banks                                             $  32,521
         Diversified Financials - 10.9 %
         Asset Management & Custody Banks - 4.9 %
 1,381   Federated Investors, Inc. *                             $  50,462
         Investment Banking & Brokerage - 3.2 %
   500   Merrill Lynch & Co., Inc.                               $  33,210
         Diversified Financial Services - 2.8 %
   600   Citigroup, Inc.                                         $  29,130
         Total Diversified Financials                            $ 112,802
         Insurance - 7.3 %
         Insurance Brokers - 3.3 %
 1,100   Marsh & McLennan Co., Inc. *                            $  33,979
         Life & Health Insurance - 4.0 %
 1,879   UNUM Corp. (b)                                          $  41,338
         Total Insurance                                         $  75,317
         Software & Services - 6.9 %
         Data Processing & Outsourced Services - 6.9 %
   712   First Data Corp.                                        $  30,808
 3,018   The BISYS Group, Inc. *                                    40,441
                                                                 $  71,249
         Total Software & Services                               $  71,249
         Technology Hardware & Equipment - 15.4 %
         Communications Equipment - 3.2 %
 1,953   Nokia Corp. (A.D.R.)                                    $  33,357
         Computer Storage & Peripherals - 2.6 %
   610   Imation Corp.                                           $  26,816
         Electronic Equipment & Instruments - 5.2 %
 4,700   Symbol Technologies, Inc.                               $  53,721
         Office Electronics - 4.4 %
 3,150   Xerox Corp. *                                           $  44,730
         Total Technology Hardware & Equipment                   $ 158,624
         Telecommunication Services - 3.3 %
         Wireless Telecommunication Services - 3.3 %
 1,603   Vodafone Group Plc (A.D.R.)                             $  34,545
         Total Telecommunication Services                        $  34,545
         TOTAL COMMON STOCKS
         (Cost   $1,029,694)                                     $1,062,238

         TOTAL INVESTMENT IN SECURITIES - 102.9%
         (Cost   $1,029,694) (a)                                 $1,062,238

         OTHER ASSETS AND LIABILITIES - (2.9) %                  $ -30,223

         TOTAL NET ASSETS - 100.0%                               $1,032,015

*        Non-income producing security
(A.D.R.) American Depositary Receipt

(a) At November 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,029,694 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $  93,361

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                (60,817)

         Net unrealized gain                                     $ 32,544

(b)      At November 30, 2005, the following securities were out on loan:

Shares                           Security                         Market
Value
1,785    UNUM Corp.                                              $  39,270
         Total                                                   $  39,270




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 13, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 13, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 13, 2006

* Print the name and title of each signing officer under his or her signature.